Macroeconomic scenario (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Disclosures
Pessimistic Scenarios	10.00%	10.00%	10.00%
Base Scenarios	80.00%	80.00%	80.00%
Optimistic Scenarios	10.00%	10.00%	10.00%